Reportable Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Summary of Operating Segments

The following table sets forth the results of operations for the relevant segments for the three and six months ended June 30, 2023:

	For the Three Months Ended June 30, 2023
	Restaurant division	Sadot agri-foods	Corporate adj.	Total segments
	$’000	$’000	$’000	$’000
Revenues:
Commodity sales	—	157,559	—	157,559
Company restaurant sales, net of discounts	2,487	—	—	2,487
Franchise royalties and fees	238	—	—	238
Franchise advertising fund contributions	20	—	—	20
Other revenues	13	—	—	13
Total revenues	2,758	157,559	—	160,317
Operating Costs and Expenses:
Commodity operating expenses:
Commodity cost	—	153,240	—	153,240
Labor	—	852	—	852
Other commodity operating expenses	—	485	—	485
Total commodity operating expenses	—	154,577	—	154,577
Restaurant operating expenses:
Food and beverage costs	867	—	—	867
Labor	956	—	—	956
Rent	290	—	—	290
Other restaurant operating expenses	551	—	—	551
Total restaurant operating expenses	2,664	—	—	2,664
Depreciation and amortization expenses	153	—	288	441
Franchise advertising fund expenses	20	—	—	20
Pre-opening expenses	—	—	—	—
Post-closing expenses	19	—	—	19
Stock-based consulting expenses	—	—	1,068	1,068
Sales, general and administrative expenses	88	301	1,499	1,888
Total costs and expenses	2,944	154,878	2,855	160,677
(Loss) / income from operations	(186)	2,681	(2,855)	(360)
Other Income / (Expense):
Other income	—	—	251	251
Interest expense, net	(1)	(20)	(1)	(22)
Change in fair value of accrued compensation	—	—	324	324
Total other income / (expense), net	(1)	(20)	574	553
(Loss) / Income Before Income Tax	(187)	2,661	(2,281)	193
Income tax	1	—	2	3
Net (loss) / income	(188)	2,661	(2,283)	190

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

	For the Six Months Ended June 30, 2023
	Restaurant division	Sadot agri-foods	Corporate adj.	Total segments
	$’000	$’000	$’000	$’000
Revenues:
Commodity sales	—	367,925	—	367,925
Company restaurant sales, net of discounts	4,788	—	—	4,788
Franchise royalties and fees	522	—	—	522
Franchise advertising fund contributions	36	—	—	36
Other revenues	13	—	—	13
Total revenues	5,359	367,925	—	373,284
Operating Costs and Expenses:
Commodity operating expenses:
Commodity cost	—	358,295	—	358,295
Labor	—	1,472	—	1,472
Other commodity operating expenses	—	639	—	639
Total commodity operating expenses	—	360,406	—	360,406
Restaurant operating expenses:
Food and beverage costs	1,706	—	—	1,706
Labor	1,836	—	—	1,836
Rent	564	—	—	564
Other restaurant operating expenses	1,023	—	—	1,023
Total restaurant operating expenses	5,129	—	—	5,129
Depreciation and amortization expenses	469	—	605	1,074
Franchise advertising fund expenses	36	—	—	36
Pre-opening expenses	36	—	—	36
Post-closing expenses	112	—	1	113
Stock-based consulting expenses	—	—	4,427	4,427
Sales, general and administrative expenses	171	587	3,272	4,030
Total costs and expenses	5,953	360,993	8,305	375,251
(Loss) / income from operations	(594)	6,932	(8,305)	(1,967)
Other Income:
Other income	—	—	251	251
Interest income / (expense), net	2	(21)	—	(19)
Change in fair value of accrued compensation	—	—	865	865
Total other income, net	2	(21)	1,116	1,097
(Loss) / Income Before Income Tax	(592)	6,911	(7,189)	(870)
Income tax	2	—	4	6
Net (loss) / income	(594)	6,911	(7,193)	(876)

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

The following table sets forth the results of operations for the relevant segments for the three and six months ended June 30, 2022:

	For the Three Months Ended June 30, 2022
	Restaurant division	Sadot agri-foods	Corporate adj.	Total segments
	$’000	$’000	$’000	$’000
Revenues:
Company restaurant sales, net of discounts	2,751	—	—	2,751
Franchise royalties and fees	70	—	93	163
Franchise advertising fund contributions	—	—	16	16
Total revenues	2,821	—	109	2,930
Operating Costs and Expenses:
Restaurant operating expenses:
Food and beverage costs	1,137	—	(20)	1,117
Labor	903	—	—	903
Rent	327	—	—	327
Other restaurant operating expenses	688	—	—	688
Total restaurant operating expenses	3,055	—	(20)	3,035
Depreciation and amortization expenses	124	—	365	489
Franchise advertising fund expenses	—	—	16	16
Sales, general and administrative expenses	30	—	1,097	1,127
Total costs and expenses	3,209	—	1,458	4,667
Loss from operations	(388)	—	(1,349)	(1,737)
Other Income / (Expense):
Other income / (expense)	10	—	(25)	(15)
Interest expense, net	(5)	—	(5)	(10)
Total other income / (expense), net	5	—	(30)	(25)
Loss Before Income Tax	(383)	—	(1,379)	(1,762)
Income tax	—	—	12	12
Net loss	(383)	—	(1,391)	(1,774)

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

	For the Six Months Ended June 30, 2022
	Restaurant division	Sadot agri-foods	Corporate adj.	Total segments
	$’000	$’000	$’000	$’000
Revenues:
Company restaurant sales, net of discounts	5,445	—	—	5,445
Franchise royalties and fees	132	—	239	371
Franchise advertising fund contributions	—	—	34	34
Total revenues	5,577	—	273	5,850
Operating Costs and Expenses:
Restaurant operating expenses:
Food and beverage costs	2,145	—	(2)	2,143
Labor	1,976	—	—	1,976
Rent	667	—	—	667
Other restaurant operating expenses	1,338	—	—	1,338
Total restaurant operating expenses	6,126	—	(2)	6,124
Depreciation and amortization expenses	243	—	722	965
Franchise advertising fund expenses	—	—	34	34
Sales, general and administrative expenses	287	—	2,164	2,451
Total costs and expenses	6,656	—	2,918	9,574
Loss from operations	(1,079)	—	(2,645)	(3,724)
Other Income:
Other income / (expense)	12	—	(46)	(34)
Interest expense, net	(2)	—	(26)	(28)
Gain on debt extinguishment	140	—	—	140
Total other income, net	150	—	(72)	78
Loss Before Income Tax	(929)	—	(2,717)	(3,646)
Income tax	—	—	14	14
Net loss	(929)	—	(2,731)	(3,660)

The following table sets forth the results of operations for the relevant segments for the years ended December 31, 2022 and 2021:

	December, 31,	December, 31,
	2022	2021
Revenues
Muscle Maker Grill Division	$4,443,177	$5,530,803
Pokemoto Division	4,952,959	2,685,498
Non-Traditional (Hybrid) Division	383,270	665,884
SuperFit Foods Division	1,333,367	1,467,451
Sadot Division	150,585,644	—
	$161,698,417	$10,349,636

Operating Loss
Muscle Maker Grill Division	$(938,261)	$(493,635)
Pokemoto Division	92,884	632,929
Non-Traditional (Hybrid) Division	(328,577)	(1,009,774)
SuperFit Division	37,885	192,789
Sadot Division	4,548,440	—
Corporate and unallocated sales, general and administrative expenses(a)	(6,149,801)	(8,088,682)
Stock-based consulting expenses	(3,601,987)	—
Unallocated operating other income/ (expense)(b)	(1,777,733)	(680,921)
Operating Loss	$(8,117,150)	$(9,447,294)
Other income/ (expense)	44,944	(9,097)
Interest expense, net	(6,730)	(69,514)
Change in fair value of accrued compensation	—	127,500
Gain on debt extinguishment	141,279	1,228,308
Loss before income taxes	$(7,937,657)	$(8,170,097)

(a)	Includes charges related to corporate expense that the Company does not allocate to the respective divisions. For the years ended December 31, 2022 and 2021, the largest portion of this expense related to corporate payroll, benefits and other compensation expenses of $3,682,605 and $3,198,844, respectively, and professional and consulting expense of $1,010,866 and $3,707,773, respectively.

(b)	Includes charges related to the Impairment of intangible assets and goodwill, related to Muscle Maker Grill intangible assets and goodwill, amortization of intangible asset, corporate depreciation of fixed assets, Preopening expenses and Post-closing expenses.